Warrant Derivative - Inputs used in Black-Scholes valuation model (Details)	1 Months Ended	12 Months Ended
	May 31, 2013 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Volume weighted average trading price		$ 12.20	$ 6.30
Fair value of warrants, exercise price	$ 12.30	$ 12.30	$ 12.30
Warrant derivative | Expected term (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative | $		2.4	3.4
Warrant derivative | Expected share price volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		79.0	65.0
Warrant derivative | Annual rate of quarterly dividends
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.0	0.0
Warrant derivative | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Fair value of convertible note derivative		0.2	1.7